Significant Production And Growth Asset Acquisitions - Summary of Cash Flows on Acquisition (Detail) - FAR Senegal RSSD SA [member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about cash flow on asset acquisition [line items]
Purchase cash consideration	$ 212
Total purchase consideration	212
Net cash flow on acquisition (Included in the Statement of Cash Flows as Investing activities)	$ 212